New and amended IFRS standards	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes, Accounting Estimates And Errors [Abstract]
New and amended IFRS standards	New and amended IFRS standardsThere are no new IFRS standards, amendments to standards or interpretations that are mandatory for the financial year beginning on January 1, 2022, that are relevant to the Group. New standards, amendments to standards and interpretations that are not yet effective, which have been deemed by the Group as currently not relevant, and hence are not listed here.